Segment Reporting - Schedule of Long-Lived Assets by Category and by Geographic Area (Details) - Reportable Geographical Components [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Right-of-use assets	$ 66,293,751	$ 11,907,557
Total Property and equipment, net	33,629,770	34,298,383
Total Intangible assets, net	19,415,963	21,397,953
Mainland China [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Right-of-use assets	56,198,584	2,777,221
USA [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Right-of-use assets	6,648,247	5,616,601
Total Property and equipment, net	30,347,719	30,611,515
Others [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Right-of-use assets	3,446,920	3,513,735
Total Property and equipment, net	3,282,051	3,686,868
Total Intangible assets, net	1,209,557	1,577,082
Japan [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Intangible assets, net	15,111,688	16,693,046
Indonesia [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Intangible assets, net	3,094,718	3,127,825
Mexico [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Goodwill	$ 5,197,438	$ 5,197,438